Apr. 21, 2017
Class A, C, I, Y Prospectus | Dynamic Total Return Fund
Dynamic Total Return Fund
April 21, 2017 ADVANTAGE FUNDS, INC. - DYNAMIC TOTAL RETURN FUND (Class A, C, I and Y shares) Supplement to Summary and Statutory Prospectuses Dated March 1, 2017

The following information supplements the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus:

The fund's investment adviser, The Dreyfus Corporation (Dreyfus), has contractually agreed, for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in the amount equal to the management fee paid to The Dreyfus Corporation by the subsidiary. The amount of the waiver shown (.06%) reflects the management fee paid by the subsidiary based on the fund's current allocation to the subsidiary.

Dreyfus has also contractually agreed, until March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.19%.  On or after March 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.